Revenue Recognition (Details 1) - USD ($) $ in Thousands		Dec. 31, 2018	Dec. 31, 2017
Revenue Recognition [Abstract]
Trade receivables		$ 38,953	$ 41,708
Unbilled receivables		20,206	11,518
Deferred revenues (short-term contract liabilities)		18,057	16,513
Deferred revenues (long-term contract liabilities)	[1]	$ 702

[1]	Included in other long-term liabilities in the consolidated balance sheets